Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	At December 31, 2023
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,739	4,649	27,090
Buildings	531	280	251
Plant and machinery	497	466	31
Fixtures and equipment	18	17	1
Motor vehicles	1	1	—
Software	21	20	1
Leasehold improvements	20	19	1
	32,827	5,452	27,375
	At December 31, 2024
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,009	5,558	25,451
Buildings	516	306	210
Plant and machinery	483	454	29
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	20	20	—
Leasehold improvements	20	19	1
	32,067	6,376	25,691